RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Defined benefit pension schemes	£ 723	£ 342
Net amount recognised in the balance sheet [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Retirement benefit assets	723	342
Retirement benefit obligations	(358)	(822)
Total amounts recognised in the balance sheet	365	(480)
Defined benefit pension schemes	509	(244)
Other post-retirement benefit schemes	£ (144)	£ (236)